Payables and Other Credit Balances (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Payables and Other Credit Balances [Abstract]
Income taxes	₪ 437	₪ 3,070
Other governmental institutions	14	1,235
Wages and fringe benefits	6,488	2,235
Derivative		1,831
Provision for real estate tax (see also note 13.c.13)	4,213
Income in advance	136	6,429
Provision in respect of plots in India (see also note 4.d.)	16,308
Provision (see also note 13)	29,167	15,354
Accrued expenses, and others	6,530	10,899
Payables and other credit balances	₪ 63,293	₪ 46,699